13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment
[ ]; Amendment Number: This Amendment:
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             WestEnd Advisors LLC
Address:          4064 Colony Road
                  Suite 130
                  Charlotte, NC  28211

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                     City     State    and Date of Signing:
Robert L. Pharr              Charlotte NC           10/29/2010
--------------------        ------------------    ---------------
Signature                   City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total:     $ 997,180,858.35

List of Other Included Managers:  NONE






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                                                             13F Holdings Report
                                                         As of Date:  9/30/2010

                                                                                          INVESTMENT
                 ISSUER         TITLE OF     CUSIP        MKT        SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
                  NAME           CLASS       NUMBER       VAL       PRINC AMT       SOLE(A) SHARED MNGRS   SOLE       SHARED    NONE

American Tower Corp.           COMMON STOCK   029912201  52,546,472.22   1,025,097.00  1,025,097.00  0 ALL   1,021,362.00  0   3,735
Amgen, Inc.                    COMMON STOCK   031162100  45,191,743.08     820,028.00    820,028.00  0 ALL     817,089.00  0   2,939
Amylin Pharmaeceuticals Inc.   COMMON STOCK   032346108      67,345.50       3,230.00      3,230.00  0 ALL       3,230.00  0       0
Autodesk, Inc.                 COMMON STOCK   052769106  52,876,973.32   1,653,956.00  1,653,956.00  0 ALL   1,647,952.00  0   6,004
Bank of America Corp.          COMMON STOCK   060505104      63,914.90       4,879.00      4,879.00  0 ALL       4,879.00  0       0
Bed Bath & Beyond              COMMON STOCK   075896100  45,293,473.08   1,043,388.00  1,043,388.00  0 ALL   1,039,694.00  0   3,694
Best Buy Co., Inc.             COMMON STOCK   086516101  47,330,599.01   1,159,211.34  1,159,211.34  0 ALL   1,155,101.34  0   4,110
Celgene Corp.                  COMMON STOCK   151020104  47,997,080.18     833,138.00    833,138.00  0 ALL     830,171.00  0   2,967
Citigroup, Inc.                COMMON STOCK   172967101      65,410.39      16,729.00     16,729.00  0 ALL      16,729.00  0       0
Coach, Inc.                    COMMON STOCK   189754104  47,910,023.04   1,115,224.00  1,115,224.00  0 ALL   1,111,214.00  0   4,010
Ford Mtr Co.                   COMMON STOCK   345370860      65,067.84       5,316.00      5,316.00  0 ALL       5,316.00  0       0
Genzyme Corp.                  COMMON STOCK   372917104  62,906,188.49     888,631.00    888,631.00  0 ALL     885,348.00  0   3,283
Intel Corp.                    COMMON STOCK   458140100  42,201,034.37   2,197,970.54  2,197,970.54  0 ALL   2,190,099.54  0   7,871
Int'l Business Machines        COMMON STOCK   459200101  47,233,108.52     352,118.00    352,118.00  0 ALL     350,836.00  0   1,282
iShares Investment Grade Corp
  Bond Fund                    COMMON STOCK   464287242     529,021.45       4,677.88      4,677.88  0 ALL       3,771.88  0     906
IShares Nasdaq Biotechnology   COMMON STOCK   464287556   1,258,710.75      14,595.44     14,595.44  0 ALL      12,871.44  0   1,724
Ishares Dow Jones US Telecom
  Sector                       COMMON STOCK   464287713   1,330,881.12      61,077.61     61,077.61  0 ALL      54,249.61  0   6,828
Ishares Dow Jones US
  Technology Sector            COMMON STOCK   464287721   3,007,712.90      51,991.58     51,991.58  0 ALL      45,873.58  0   6,118
International Asia ex-Japan
  ETF                          COMMON STOCK   464288182   4,018,709.32      66,413.97     66,413.97  0 ALL      63,915.97  0   2,498
ISHARES TR BARCLYS 1-3YR CR    COMMON STOCK   464288646   1,416,402.43      13,484.41     13,484.41  0 ALL      10,608.41  0   2,876
Lowes Cos. Inc.                COMMON STOCK   548661107  42,623,623.64   1,912,230.76  1,912,230.76  0 ALL   1,905,445.76  0   6,785
Nike, Inc. Class B             COMMON STOCK   654106103  49,982,516.60     623,690.00    623,690.00  0 ALL     621,424.00  0   2,266
Qualcomm, Inc.                 COMMON STOCK   747525103  55,670,528.05   1,233,559.23  1,233,559.23  0 ALL   1,229,055.23  0   4,504
Research In Motion Ltd.        COMMON STOCK   760975102  37,781,395.02     775,958.00    775,958.00  0 ALL     773,256.00  0   2,702
Vanguard Intl Equity Index
  All World Ex US              COMMON STOCK   922042775   7,812,112.38     172,072.96    172,072.96  0 ALL     165,534.96  0   6,538
VANGUARD INDEX FDS EXTEND
  MKT ETF                      COMMON STOCK   922908652   3,944,248.25      82,949.49     82,949.49  0 ALL      79,837.49  0   3,112
Wells Fargo & Co New           COMMON STOCK   949746101      64,206.27       2,557.00      2,557.00  0 ALL       2,557.00  0       0
Target Corp.                   COMMON STOCK   87612E106  44,731,733.43     837,045.91    837,045.91  0 ALL     834,046.91  0   2,999
AT&T, Inc.                     COMMON STOCK   00206R102  49,920,620.46   1,745,476.24  1,745,476.24  0 ALL   1,739,118.24  0   6,358
Cisco Systems, Inc.            COMMON STOCK   17275R102  42,327,553.50   1,932,765.00  1,932,765.00  0 ALL   1,925,857.00  0   6,908
Costco Wholesale Corp.         COMMON STOCK   22160K105  49,854,058.99     773,051.00    773,051.00  0 ALL     770,262.00  0   2,789
JPMorgan Chase & Co.           COMMON STOCK   46625h100      64,435.58       1,693.00      1,693.00  0 ALL       1,693.00  0       0
Oracle Corp.                   COMMON STOCK   68389X105  53,859,456.51   2,005,938.79  2,005,938.79  0 ALL   1,998,634.79  0   7,304
UltraShort Lehman 20+ Trsy
  ProShares                    COMMON STOCK   74347R297     125,562.50       4,018.00      4,018.00  0 ALL       4,018.00  0       0
SPDR SERIES TRUST LEHMAN YLD
  ETF                          COMMON STOCK   78464A417     460,357.86      11,506.07     11,506.07  0 ALL       8,933.07  0   2,573
streetTRACKS Total Market ETF  COMMON STOCK   78464A805     356,893.90       4,192.34      4,192.34  0 ALL       4,192.34  0       0
Vanguard Consumer
  Discretionary ETF            COMMON STOCK   92204A108   2,642,117.74      49,183.13     49,183.13  0 ALL      43,628.13  0   5,555
Vanguard Consumer Staples ETF  COMMON STOCK   92204A207     420,725.53       5,952.54      5,952.54  0 ALL       5,262.54  0     690
Verizon Comm., Inc.            COMMON STOCK   92343v104  51,228,840.21   1,571,919.00  1,571,919.00  0 ALL   1,566,178.00  0   5,741
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